Fees Summary	Jul. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,500,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	207,150.00
Total Offset Amount	91,008.71
Net Fee	$ 116,141.29
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A